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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 5, 2015

VIA EDGAR
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Insurance Company USA
     MetLife of CT Fund UL for Variable Life Insurance
     File Nos. 333-96519 and 811-03927
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Fund UL for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and Statement of Additional Information ("SAI") being used for MetLife Variable Life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 21 for the Account filed with the Commission on April 10, 2015.

Please call the undersigned at (617) 578-3514 with any questions.

Sincerely yours,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company